Business Segment Information - Schedule of Reportable Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Segment Reporting Information [Line Items]
Total segment cost of goods sold	$ 309,854,280	$ 284,048,570	$ 253,213,918
Total segment operating expenses	6,991,889	6,092,788	5,722,842
Total segment operating income	2,628,601	2,175,249	2,340,731
Total depreciation and amortization	1,051,075	1,091,974	963,904
Total capital expenditures	667,981	487,173	458,359
Operating segments
Segment Reporting Information [Line Items]
Total segment cost of goods sold	310,117,957	284,217,555	253,161,448
Total segment operating income	4,222,973	3,648,256	3,289,121
Operating segments | U.S. Healthcare Solutions
Segment Reporting Information [Line Items]
Total segment cost of goods sold	277,956,496	254,100,295	224,321,625
Total segment operating expenses	3,723,920	2,882,055	2,643,015
Total segment operating income	3,283,433	2,652,540	2,315,074
Total depreciation and amortization	284,141	234,270	234,219
Total capital expenditures	360,694	218,469	215,335
Operating segments | International Healthcare Solutions
Segment Reporting Information [Line Items]
Total segment cost of goods sold	25,371,833	23,760,089	22,765,440
Total segment operating expenses	2,369,805	2,319,559	2,248,910
Total segment operating income	587,805	656,663	640,201
Total depreciation and amortization	136,281	124,895	113,531
Total capital expenditures	245,880	195,023	179,182
Other
Segment Reporting Information [Line Items]
Total segment cost of goods sold	6,901,928	6,506,095	6,196,377
Total segment operating expenses	904,192	894,102	830,917
Total segment operating income	351,713	339,083	333,854
Total depreciation and amortization	77,625	72,517	65,108
Total capital expenditures	61,407	73,681	63,842
Intersegment eliminations
Segment Reporting Information [Line Items]
Total segment cost of goods sold	(112,300)	(148,924)	(121,994)
Total segment operating expenses	(6,028)	(2,928)	0
Total segment operating income	$ 22	$ (30)	$ (8)